United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies


                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 7/31/04


                Date of Reporting Period: Quarter ended 10/31/04



Item 1.     Schedule of Investments



Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2004 (unaudited)




   Principal
   Amount                                                                           Value
                          Adjustable Rate Mortgages--17.7%
                          Federal Home Loan Mortgage Corp. ARM--3.3%
$  3,970,874              3.223%, 9/1/2028                                   $      4,084,283
   1,708,613              3.287%, 2/1/2029                                          1,755,275
   3,673,490              3.660%, 1/1/2027                                          3,798,573
   5,648,084              3.737%, 9/1/2025                                          5,848,704
                          Total                                                     15,486,835
                          Federal National Mortgage Association ARM--14.4%
   16,185,989             2.631%, 6/1/2027                                          16,483,973
   2,001,056              2.828%, 7/1/2033                                          2,025,889
   10,373,458             2.922%, 5/1/2040 - 8/1/2040                               10,539,736
   6,261,704              2.945%, 9/1/2027                                          6,400,463
   8,618,253              2.996%, 6/1/2027                                          8,799,150
   2,832,010              3.042%, 6/1/2033                                          2,884,997
   10,688,306             3.518%, 4/1/2024                                          11,035,142
   4,744,295              3.597%, 4/1/2033                                          4,877,562
   1,856,148              3.701%, 5/1/2028                                          1,914,951
   2,278,895              3.921%, 10/1/2028                                         2,367,339
   1,473,313              4.220%, 8/1/2031                                          1,540,010
                          Total                                                     68,869,212
                          Total Adjustable Rate Mortgages (identified
                          cost $84,462,022)                                         84,356,047
                          Collateralized Mortgage Obligations--23.0%
                          Federal Home Loan Mortgage Corp. REMIC--13.1%
   2,890,924              Series 2539-FK, 2.220%, 10/15/2016                        2,892,601
   11,466,545             Series 2571- FB, 2.220%, 2/15/2018                        11,460,697
   3,029,882              Series 2543-EF, 2.220%, 12/15/2032                        3,025,792
   6,672,299              Series 2534-MF, 2.270%, 9/15/2030                         6,689,847
   6,345,186              Series 2516-GF, 2.320%, 7/15/2030                         6,365,808
   1,242,287              Series 2395-FT, 2.320%, 12/15/2031                        1,241,691
   4,338,293              Series 2359-FA, 2.370%, 2/15/2029                         4,353,867
   6,223,969              Series 2554-FW, 2.370%, 11/15/2029                        6,244,322
   1,425,471              Series 2444-FT, 2.400%, 9/15/2029                         1,433,653
   1,805,383              Series 2478-YK, 2.420%, 2/15/2032                         1,813,165
   350,904                Series 2452-FG, 2.420%, 3/15/2032                         352,161
   3,111,034              Series 2396-FL, 2.470%, 12/15/2031                        3,124,474
   764,358                Series 2191-MF, 2.488%, 12/17/2027                        767,783
   1,160,334              Series 1640-FA, 2.675%, 12/15/2008                        1,168,305
   2,500,000              Series 1587-FL, 2.845%, 10/15/2008                        2,508,625
   1,413,610              Series 1146-E, 2.925%, 9/15/2021                          1,424,948
   1,500,000              Series 1611-JA, 3.125%, 8/15/2023                         1,518,870
   2,206,507              Series 2608-PA, 4.000%, 11/15/2012                        2,209,662
   2,041,860              Series 2517-OJ, 4.500%, 7/15/2012                         2,055,010
   381,612                Series 2481-M, 5.500%, 1/15/2015                          383,814
   1,346,721              Series 1465-G, 7.000%, 12/15/2007                         1,357,939
                          Total                                                     62,393,034
                          Federal National Mortgage Association
                          REMIC--9.2%
   1,515,596              Series 2001-20-FE, 2.088%, 4/17/2031                      1,511,732
   6,732,315              Series 2003-15-FW, 2.282%, 12/25/2016                     6,733,392
   2,843,412              Series 1998-22-FA, 2.288%, 4/18/2028                      2,847,621
   3,209,669              Series 2002-58-LF, 2.332%, 1/25/2029                      3,217,211
   2,689,436              Series 2002-50-FH, 2.332%, 12/25/2029                     2,693,739
   2,344,708              Series 2002-53-FP, 2.382%, 8/25/2030                      2,348,436
   7,236,818              Series 2002-82-FK, 2.382%, 10/25/2031                     7,241,087
   3,772,547              Series 2002-74-FV, 2.382%, 11/25/2032                     3,771,906
   1,011,099              Series 2001-34-FL, 2.432%, 8/25/2031                      1,019,099
   1,345,471              Series 2001-68-FD, 2.432%, 12/25/2031                     1,350,664
   316,774                Series 2002-39-FB, 2.438%, 3/18/2032                      318,022
   566,362                Series 1993-220-FA, 2.537%, 11/25/2013                    568,175
   3,186,148              Series 2003-33-PB, 4.000%, 2/25/2022                      3,194,591
   3,655,229              Series 2002-86-DP, 5.500%, 1/25/2028                      3,708,559
   1,814,920              Series 2001-50-LD, 6.500%, 5/25/2030                      1,830,927
   1,187,408              Series 2002-22-PE, 6.500%, 11/25/2030                     1,206,454
                          Total                                                     43,561,615
                          Government National Mortgage Association
                          REMIC--0.7%
   1,924,265              Series 2001-21-FB, 2.289%, 1/16/2027                      1,927,882
   766,088                Series 1999-43-FA, 2.339%, 11/16/2029                     768,394
   766,724                Series 2000-12-FQ, 2.539%, 6/16/2029                      768,518
                          Total                                                     3,464,794
                          Total Collateralized Mortgage Obligations
                          (identified cost $109,611,221)                            109,419,443
                          Government Agencies--34.4%
                          Federal Home Loan Bank System--3.2%
   6,000,000              1.400%, 4/1/2005                                          5,984,160
   5,000,000              4.125%, 11/15/2004                                        5,004,450
   4,000,000              4.625%, 4/15/2005                                         4,045,720
                          Total                                                     15,034,330
                          Federal Home Loan Mortgage Corp. Discount
                          Note--2.1%1
   10,000,000             1.830%, 2/1/2005                                          9,972,100
                          Federal Home Loan Mortgage Corp. Floating Rate
                          Notes--11.3%
   14,000,000             1.665%, 11/7/2005                                         14,004,760
   20,000,000             1.825%, 9/9/2005                                          19,999,000
   20,000,000             2.000%, 10/7/2005                                         20,008,400
                          Total                                                     54,012,160
                          Federal Home Loan Mortgage Corp. Notes---4.2%
   5,000,000              1.460%, 11/17/2004                                        4,999,200
   7,000,000              1.875%, 1/15/2005                                         6,998,320
   8,000,000              3.250%, 11/15/2004                                        8,004,400
                          Total                                                     20,001,920
                          Federal National Mortgage Association Discount
                          Note--4.2%1
   20,000,000             1.120% - 1.986%, 11/10/2004 - 3/9/2005                    19,979,900
                          Federal National Mortgage Association Floating
                          Rate Notes--7.3%
   5,000,000              1.610%, 2/17/2006                                         5,003,800
   10,000,000             1.680%, 9/62005                                           10,000,700
   20,000,000             1.860%, 3/23/2005                                         19,998,400
                          Total                                                     35,002,900
                          Federal National Mortgage Association Note--2.1%
   10,000,000             7.125%, 2/15/2005                                         10,147,700
                          Total Government Agencies (identified cost
                          $164,118,629)                                             164,151,010
                          Mortgage-Backed Securities--0.8%
                          Federal National Mortgage Association--0.8%
   3,692,521              7.500%, 1/1/2032 - 8/1/2032 (IDENTIFIED COST
                          $3,929,073)                                               3,952,205
                          Repurchase Agreements--24.0%
   24,259,000             Interest in $1,320,000,000 joint repurchase
                          agreement with BNP Paribas Securities Corp.,
                          1.810%, dated 10/29/2004 to be repurchased at
                          $24,262,659 on 11/1/2004, collateralized by
                          U.S. Treasury Obligations with various
                          maturities to 8/15/2029, collateral market
                          value $1,346,603,888                                      24,259,000
   10,000,000       2     Interest in $730,000,000 joint repurchase
                          agreement with Deutsche Bank Securities, Inc.,
                          1.700%, dated 8/31/2004 to be repurchased at
                          $10,028,806 on 11/1/2004, collateralized by
                          U.S. Government  Agency Obligations with
                          various maturities to 5/15/2034, collateral
                          market value $751,900,001                                 10,000,000
   80,000,000             Interest in $1,100,000,000 joint repurchase
                          agreement with J.P. Morgan Securities, Inc.,
                          1.890%, dated 10/29/2004 to be repurchased at
                          $80,012,600 on 11/1/2004, collateralized by
                          U.S. Government  Agency Obligations with
                          various maturities to 2/1/2034, collateral
                          market value $1,122,003,015                               80,000,000
                          Total repurchase agreements (AT AMORTIZED COST)    $      114,259,000
                          Total Investments---99.9% (identified cost
                          $476,379,945)3                                            476,137,705
                          other assets and liabilities---net---0.1%                 364,477
                          total net assets---100%                            $      476,502,182


1    Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 The cost of investments for federal tax purposes amounts to $476,379,945. The net unrealized depreciation of investments for federal tax purposes was $242,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $368,227 and net unrealized depreciation from investments for those securities having an excess of cost over value of $610,467.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:
ARM -- Adjustable Rate Mortgage
REMIC -- Real Estate Mortgage Investment Conduit

Investment Valuation

U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Investments in other open-end investment companies are valued at net asset value.







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/  Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        December 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004